Document and Entity Information	12 Months Ended
Mar. 31, 2019
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Entity Registrant Name	Constellation Alpha Capital Corp.
Entity Central Index Key	0001651944
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true